Segment Information and Revenue from Significant Customers - Summary of Long-lived Assets by Geographic Area (Detail) - USD ($) $ in Thousands		Sep. 30, 2024	Sep. 30, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	[1],[2]	$ 755,601	$ 790,923
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	[1],[2]	72,362	78,640
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	[1],[2]	104,153	130,000
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	[1],[2]	508,328	516,291
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	[1],[2]	59,589	52,872
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	[1],[2]	$ 11,169	$ 13,120

[1]	Property and equipment, net
[2]	The decrease is primarily due to lower capitalization net of depreciation related to software for internal use, as the company expands its use of cloud-based applications